Revenue from contracts with customers - Summary of the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 145,453	€ 133,900	€ 86,291
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,337	34,968	22,930
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	113,116	98,932	63,361
Charging sessions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	103,265	65,347	26,108
Service revenue from the sale of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,303	33,585	37,253
Service revenue from installation services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,391	28,630	19,516
Service revenue from operation and maintenance of charging equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,399	3,230	3,414
Service revenue from consulting services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 6,095	€ 3,108	€ 0